SHORT-TERM DEBT	9 Months Ended
Sep. 30, 2015
SHORT-TERM DEBT.
SHORT-TERM DEBT

5. SHORT-TERM DEBT

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
Short-term borrowings	3,132,061,011	5,407,852,928
2017 Convertible Senior Notes(Note 8)	428,427,630	411,525,100

Total	3,560,488,641	5,819,378,028

        As of September 30, 2015, the Group obtained six borrowings of RMB1.7 billion (US$266.3 million) in aggregate collateralized by a bank deposit of RMB120 million and RMB1.2 billion classified as restricted cash and short-term investment at one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately 1.5%. The Company is in compliance with the loan covenant at September 30, 2015.

        As of September 30, 2015, the Group obtained three borrowings of RMB1.3 billion (US$197.9 million) in aggregate collateralized by bank deposits of RMB380 million and RMB2.1 billion classified as restricted cash and short-term investment provided by one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately from 1.3% to 2.3%. The Company is in compliance with the loan covenant at September 30, 2015.

        As of September 30, 2015, the Group obtained one borrowings of RMB373.7 million (US$58.8 million) in aggregate collateralized by bank deposits of RMB75 million classified as short-term investment provided by one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately from 2.0%. The Company is in compliance with the loan covenant at September 30, 2015.

        As of September 30, 2015, the Group obtained three borrowings of RMB998.5 million (US$157.1 million) in aggregate collateralized by bank deposits of RMB442 million classified as short-term investment provided by one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately 1.6%. The Company is in compliance with the loan covenant at September 30, 2015.

        As of September 30, 2015, the Group obtained three borrowings of RMB794.5 million (US$125 million) in aggregate collateralized by bank deposits of RMB57.7 million classified as restricted cash provided by one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately from 1.9% to 2.0%. The Company is in compliance with the loan covenant at September 30, 2015.

        As of September 30, 2015, the Group obtained one borrowings of RMB291.1 million (US$45.8 million) in aggregate collateralized by bank deposits of RMB680 million classified as short-term investment provided by one of the Company's wholly-owned subsidiaries. The annual interest rate of borrowings is approximately 1.1%. The Company is in compliance with the loan covenant at September 30, 2015.